Virtus Vontobel Emerging Markets Opportunities Fund,

a series of Virtus Opportunities Trust

Supplement dated September 13, 2021 to the Summary Prospectus and the Virtus Opportunities Trust

Statutory Prospectus, each dated February 1, 2021, as supplemented

Important Notice to Investors

Effective October 1, 2021, Brian Bandsma will no longer be a portfolio manager of the Virtus Vontobel Emerging Markets Opportunities Fund (the “Fund”). In addition, Ramiz Chelat will be added as a portfolio manager of the Fund.

The disclosure under “Portfolio Management” in the Fund’s summary prospectus and in the summary section of the Fund’s statutory prospectus will be replaced in its entirety with the following:

> Matthew Benkendorf, Chief Investment Officer and Managing Director at Vontobel. Mr. Benkendorf has served as Portfolio Manager of the fund since March 2016.

> Ramiz Chelat, Executive Director and Portfolio Manager at Vontobel. Mr. Chelat has served as Portfolio Manager of the fund since October 2021.

> Jin Zhang, CFA, Executive Director and Portfolio Manager at Vontobel. Mr. Zhang has served as Portfolio Manager of the fund since June 2016.

In the Management of the Funds section under “Portfolio Management” beginning on page 135 of the Fund’s statutory prospectus, the row for the Fund in the table under the subheading “Vontobel” will be replaced with the following:

Virtus Vontobel Emerging Markets Opportunities Fund	Matthew Benkendorf (since March 2016) Ramiz Chelat (since October 2021) Jin Zhang, CFA (since June 2016)

The portfolio manager biographies under the referenced table will be amended by removing the reference to Mr. Bandsma.

All other disclosure concerning the Fund, including fees, expenses, investment objective, strategies and risks remains unchanged.

Investors should retain this supplement with the Prospectuses for future reference.

VOT 8020/VontobelEMOpps PM Change (9/2021)

Virtus Vontobel Emerging Markets Opportunities Fund,

a series of Virtus Opportunities Trust

Supplement dated September 13, 2021 to the Statement of Additional Information (“SAI”)

dated February 1, 2021, as supplemented

Important Notice to Investors

Effective October 1, 2021, Brian Bandsma will no longer be a portfolio manager of the Virtus Vontobel Emerging Markets Opportunities Fund (the “Fund”). In addition, Ramiz Chelat will be added as a portfolio manager of the Fund.

The disclosure in the table under “Portfolio Managers” beginning on page 101 of the SAI will be amended by substituting Mr. Chelat for Mr. Bandsma in the row for the Fund.

The disclosure in the “Other Accounts Managed (No Performance-Based Fees)” table beginning on page 102 of the SAI will be amended by removing the reference to Mr. Bandsma and replacing the information for Mr. Chelat with the following information and an associated footnote:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Ramiz Chelat[1]	1	$144 million	18	$13.3 billion	23	$9.1 billion

1 As of June 30, 2021

The disclosure in the “Other Accounts Managed (With Performance-Based Fees)” table on page 103 of the SAI will be amended by removing the reference to Mr. Bandsma and replacing the information for Mr. Chelat with the following information and an associated footnote:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Ramiz Chelat[1]	0	N/A	2	$312 million	2	$184 million

1 As of June 30, 2021

The disclosure in the table under “Portfolio Manager Fund Ownership” beginning on page 104 of the SAI will be amended by removing the reference to Mr. Bandsma and replacing the information for Mr. Chelat with the following information and an associated footnote:

Portfolio Manager	Fund	Dollar Range of Equity Securities Beneficially Owned in Fund Managed	Dollar Range of Equity Securities Beneficially Owned in Similar Investment Strategies	Total Range of Ownership
Ramiz Chelat[3]	EM Opportunities Fund	$100,001 - $500,000	None	$100,001 - $500,000
	Global Opportunities Fund	$500,001 - $1,000,000	None	$500,001 - $1,000,000

3 As of June 30, 2021. Mr. Chelat will become Portfolio Manager of EM Opportunities Fund effective October 1, 2021.

Investors should retain this supplement with the SAI for future reference.

VOT 8020B/VontobelEMOpps PM Change (9/2021)